Loss before taxation - Finance costs and Staff costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance costs
Interest expenses on lease liabilities (note 6(a))	$ 205,915	$ 49,400	$ 64,107
Imputed interest on deferred consideration	22,235	9,513
Changes in the carrying amount of preference shares liabilities (note 26)	5,009,847
Other interest expenses	33	654	5,283
Finance costs	5,238,030	59,567	69,390
Staff costs
Salaries, wages and other benefits	76,622,503	16,019,896	7,121,390
Contributions to defined contribution retirement plan	562,427	219,440	192,241
Equity-settled share-based payment expenses	22,141,614	1,229,312	2,515,276
Staff costs	$ 99,326,544	$ 17,468,648	$ 9,828,907